Inventory	12 Months Ended
Jul. 31, 2020
Classes of current inventories [abstract]
Inventory

8. Inventory

	As at July 31, 2020
	Capitalized	Biological asset fair
	cost	value adjustment	Total
Dried cannabis	$29,702	$16,981	$46,683
Purchased dried cannabis	1,956	—	1,956
Oils	10,805	385	11,190
Hemp derived distillate	566	—	566
Packaging and supplies	4,538	—	4,538
	$47,567	$17,366	$64,933

	As at July 31, 2019
	Capitalized	Biological asset fair
	cost	value adjustment	Total
Dried cannabis	$28,996	$19,349	$48,345
Purchased dried cannabis	8,087	—	8,087
Oils	17,377	5,366	22,743
Hemp derived distillate	1,523	—	1,523
Packaging and supplies	3,156	—	3,156
	$59,139	$24,715	$83,854

The Company recognizes the costs of inventory expensed in two separate lines on the consolidated statement of loss. Capitalized costs relating to inventory expensed during the year was included in Cost of goods sold and amounted to $127,424 for the year ended July 31, 2020 (July 31, 2019 – $45,532). The unrealized fair value gain on biological fair value adjustments on the consolidated statement of loss during the year ended July 31, 2020 were $29,356 (July 31, 2019 – $38,856). The realized fair value amounts on inventory sold on the consolidated statement of loss was $40,910 for the year ended July 31, 2020 (July 31, 2019 – $16,357) and included a write down of inventory to its net realizable value of $12,962 (July 31, 2019 - $2,417).

Total share-based compensation capitalized to inventory in the year ended July 31, 2020 was $6,105 (2019 - $1,724). Total depreciation capitalized to inventory in the year ended July 31, 2020 was $11,988 (2019 - $4,825).

In the year ended July 31, 2020, the Company disposed of inventory of $4,392 (July 31, 2019 - $nil) and also wrote down inventory to its net realizable value, incurring a loss of $68,319 for the year ended July 31, 2020 (July 31, 2019 - $19,335) due to inventory deemed in excess of market demand.  These amounts were included in Costs of goods sold in the consolidated statement of loss.